Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Other Intangible Assets
Finite-lived other intangible assets consist of the following:

(in thousands)	Brands EUR	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	Other EUR	Total EUR
Cost
Balance at January 1, 2015	14,175	61,860	505,676	182,703	2,231	766,645
Additions	—	1,108	—	—	—	1,108
Effect of changes in exchange rates	1,610	—	51,853	19,755	—	73,218
Balance at December 31, 2015	15,785	62,968	557,529	202,458	2,231	840,971
Acquisitions through business combinations	23,601	—	541,663	40,798	573	606,635
Additions	—	250	—	—	14,646	14,896
Transfer from indefinite-lived other intangible assets	—	—	139,426	—	—	139,426
Disposals	—	(1,866)	—	—	—	(1,866)
Effect of changes in exchange rates	809	—	26,063	9,929	4	36,805
Balance at December 31, 2016	40,195	61,352	1,264,681	253,185	17,454	1,636,867

Accumulated amortization
Balance at January 1, 2015	1,125	52,812	102,081	23,983	2,231	182,232
Amortization	774	3,145	36,465	10,790	—	51,174
Effect of changes in exchange rates	143	—	6,723	1,955	—	8,821
Balance at December 31, 2015	2,042	55,957	145,269	36,728	2,231	242,227
Amortization	978	3,124	46,709	11,164	1,539	63,514
Disposals	—	(1,226)	—	—	—	(1,226)
Effect of changes in exchange rates	153	—	7,184	2,090	1	9,428
Balance at December 31, 2016	3,173	57,855	199,162	49,982	3,771	313,943

Carrying amount
December 31, 2015	13,743	7,011	412,260	165,730	—	598,744
December 31, 2016	37,022	3,497	1,065,519	203,203	13,683	1,322,924

Indefinite-Lived Other Intangible Assets
Indefinite-lived other intangible assets consist of the following:

(in thousands)	In-process R&D EUR

Carrying amount as of January 1, 2015	139,426
Additions	—
Carrying amount as of December 31, 2015	139,426
Additions	—
Transfer to finite-lived other intangible assets	(139,426)
Carrying amount as of December 31, 2016	—

Future Amortization Expenses
As of December 31, 2016, the estimated amortization expenses for other intangible assets, for the next five years and thereafter, are as follows:

(in thousands)	EUR
2017	108,015
2018	106,827
2019	106,343
2020	105,706
2021	104,752
Thereafter	791,281
Amortization expenses	1,322,924